Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Emerging Markets Hard Currency Debt Fund
(the “Fund”)
Supplement dated May 25, 2022
to the Fund’s Class A, Class I, Class P, Class T and Class W shares
Prospectus and Summary Prospectus, each dated July 31, 2021, as supplemented
(collectively, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
On May 25, 2022, the Board of Trustees of Voya Separate Portfolios Trust approved changes to the Fund’s principal investment strategies, including changes to the Fund’s 80% investment policy.
Effective August 8, 2022, the Prospectuses are revised as follows:
1. The first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers that are directly or indirectly wholly owned by, or whose obligations are guaranteed by, Sovereigns (“Quasi-Sovereigns”) of emerging market countries, which are denominated in U.S. dollars and foreign hard currencies. The Fund will provide shareholders with at least 60 days' prior written notice of any changes in this investment policy. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies.

Voya Emerging Markets Hard Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Emerging Markets Hard Currency Debt Fund
(the “Fund”)
Supplement dated May 25, 2022
to the Fund’s Class A, Class I, Class P, Class T and Class W shares
Prospectus and Summary Prospectus, each dated July 31, 2021, as supplemented
(collectively, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
On May 25, 2022, the Board of Trustees of Voya Separate Portfolios Trust approved changes to the Fund’s principal investment strategies, including changes to the Fund’s 80% investment policy.
Effective August 8, 2022, the Prospectuses are revised as follows:
1. The first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers that are directly or indirectly wholly owned by, or whose obligations are guaranteed by, Sovereigns (“Quasi-Sovereigns”) of emerging market countries, which are denominated in U.S. dollars and foreign hard currencies. The Fund will provide shareholders with at least 60 days' prior written notice of any changes in this investment policy. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies.